NYSE

17010241

Received SEC

JUN 30 2017

Washington, DC 20549

CERTNYS

File# 1-10804

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

June 30, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Fixed to Floating Rate Subordinated Notes Due 2047 of XLIT LTD., guaranteed by XL GROUP LTD, under the Exchange Act of 1934.

Sincerely,

Silvio Conte